CONSOLIDATED FINANCIAL STATEMENTS - Financial information of the associate company (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents	R$ 3,005,645	R$ 2,475,863	R$ 4,160,654	R$ 4,617,204
Total current assets	29,197,937	31,257,422
Total non-current assets	45,687,207	42,541,230
Total current liabilities	11,284,612	13,462,581
Total non-current liabilities	14,361,669	14,037,878
Cost of sales	(57,583,992)	(63,661,156)	(57,527,721)
Financial income	903,019	606,362	249,024
Financial expenses	(1,396,789)	(1,563,158)	(1,433,087)
Income and social contribution taxes	(1,809,622)	(4,379,475)	(4,713,630)
Net income	7,536,983	11,479,552	15,558,938
Depreciation and amortisation	(3,047,212)	(2,866,699)	(2,658,561)
Total comprehensive income (loss) recognized in the year	5,653,319	10,685,482	16,812,883
Associate companies
CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents	138,389	12	16
Total current assets	165,048	10,148	13,570
Total non-current assets	424,053	165,267	166,855
Total current liabilities	122,308	22,374	19,938
Total non-current liabilities	7,965	31,266	42,987
Net sales	80,312	66,163	66,796
Cost of sales	(41,022)	(32,368)	(24,676)
Income before financial income (expenses) and taxes	(15,033)	32,703	40,193
Financial income	33,528	1,187	489
Financial expenses	(4,793)	(6,359)	(1,153)
Income and social contribution taxes	(2,557)	(3,009)	(2,298)
Net income	9,134	24,522	37,231
Depreciation and amortisation	(10,329)	(11,646)	(5,464)
Total comprehensive income (loss) recognized in the year	R$ 9,134	R$ 24,522	R$ 37,231